Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 77,147	$ 79,591	$ 79,139
Cost of Revenue	40,659	42,655	42,196
Measurement period adjustments recognized related to U.S. tax reform	100	2,000	5,500
Other (income) and expense
Noncontrolling interest amounts, net of tax	25	17	17
Services
Revenues	47,493	49,257	48,652
Cost of Revenue	32,491	33,687	33,399
Sales
Revenues	28,252	28,735	28,772
Cost of Revenue	$ 7,263	7,835	7,587
Adjustments for adoption of guidance | Sales
Revenues		2,100	2,100
Cost of Revenue		$ 400	$ 400